Financial Assets and Financial Liabilities (Cash and Cash Equivalents) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash deposits with a related party	¥ 22,082	¥ 29,128
Cash at bank and on hand	8,719,811	7,475,138
Cash and cash equivalents	¥ 8,741,893	¥ 7,504,266	¥ 5,440,623	¥ 1,077,430